Financial instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial instruments
Financial instruments
(a)Fair value of financial instruments

2017	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$33,378	$38,192	$—	$38,192	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	63,363	63,363	—	—	63,363
Energy contracts not designated as a cash flow hedge	109	109	—	109	—
Commodity contracts for regulated operations	74	74	—	74	—
Transmission congestion rights	6,227	6,227	—	6,227	—
Total derivative instruments	69,773	69,773	—	6,410	63,363
Total financial assets	$103,151	$107,965	$—	$44,602	$63,363
Long-term debt	$3,079,551	$3,262,711	$651,969	$2,610,742	$—
Convertible debentures	971	1,018	1,018	—	—
Preferred shares, Series C	14,718	15,124	—	15,124	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	77	77	—	—	77
Energy contracts not designated as a cash flow hedge	31	31	—	31	—
Cross-currency swap designated as a net investment hedge	57,412	57,412	—	57,412	—
Interest rate swap designated as a hedge	8,460	8,460	—	8,460	—
Currency forward contract not designated as a hedge	344	344	—	344	—
Commodity contracts for regulated operations	2,620	2,620	—	2,620	—
Total derivative instruments	68,944	68,944	—	68,867	77
Total financial liabilities	$3,164,184	$3,347,797	$652,987	$2,694,733	$77
(1) Balance of $441 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

25.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2016	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$28,437	$35,699	$—	$35,699
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	62,973	62,973	—	—	62,973
Interest rate swap designated as a hedge	35,818	35,818	—	35,818	—
Currency forward contract not designated as a hedge	13,305	13,305	—	13,305	—
Commodity contracts for regulatory operations	268	268	—	268	—
Total derivative instruments	112,364	112,364	—	49,391	62,973
Total financial assets	$140,801	$148,063	$—	$85,090	$62,973
Long-term debt	$2,914,586	$2,978,525	$385,519	$2,593,006	$—
Convertible debentures	267,088	339,596	339,596	—	—
Preferred shares, Series C	13,748	13,862		13,862	—
Derivative instruments:
Cross-currency swap designated as a net investment hedge	71,053	71,053		71,053	—
Interest rate swaps designated as a hedge	9,968	9,968		9,968	—
Commodity contracts for regulated operations	28	28		28	—
Total derivative instruments	81,049	81,049	—	81,049	—
Total financial liabilities	$3,276,471	$3,413,032	$725,115	$2,687,917	$—

(1) Balance of $232 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

25.	Financial instruments (continued)

(a)	Fair value of financial instruments (continued)
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of December 31, 2017 and 2016 due to the short-term maturity of these instruments.
Notes receivable fair values (level 2) have been determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The Company’s level 2 fair value of long-term debt at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights and forward physical deals where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves which are observable in the marketplace. Transmission congestion rights positions are fair valued using the most recent monthly auction clearing prices.
The Company’s level 3 instruments consist of energy contracts for electricity sales. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $17.64 to $96.9 with a weighted average of $26.46 as of December 31, 2017.  The processes and methods of measurement are developed using the market knowledge of the trading operations within the Company and are derived from observable energy curves adjusted to reflect the illiquid market of the hedges and, in some cases, the variability in deliverable energy.  Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. The change in the fair value of the energy contracts is detailed in notes 25(b)(ii) and 25(b)(iv).
Fair value estimates are made at a specific point in time, using available information about the financial instrument. These estimates are subjective in nature and often cannot be determined with precision.
The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There was no transfer into or out of level 1, level 2 or level 3 during the years ended December 31, 2017 and 2016.

(b)	Derivative instruments
Derivative instruments are recognized on the consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.

(i)	Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas and electric service territories. The Company’s strategy is to minimize fluctuations in gas sale prices to regulated customers.
The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2017
Financial contracts:
Swaps	2,518,812
Options	518,866
Forward contracts	12,420,000
15,457,678

25.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(i)	Commodity derivatives – regulated accounting (continued)
The accounting for these derivative instruments is subject to guidance for rate-regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the consolidated balance sheets. Most of the gains or losses on settlement of these contracts are included in the calculation of deferred gas costs (note 7(d)). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

	2017	2016
Regulatory assets:
Swap contracts	$—	$—
Option contracts	$—	$27
Forward contracts	$6,319	$—
Regulatory liabilities:
Swap contracts	$287	$175
Option contracts	$138	$92
Forward contracts	$20,909	$—

(ii)	Cash flow hedges
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
688,147	December 2023	$40.40	PJM Western HUB
2,926,922	December 2023	$29.26	NI HUB
3,330,876	December 2027	$36.46	ERCOT North HUB

On October 25, 2016, the Company entered into forward contracts to purchase $250,000 10-year U.S. Treasury bills at an interest rate of 1.8395% and $250,000 30-year U.S. Treasury bills at an interest rate of 2.5539% settling on February 13, 2017 in order to reduce the interest rate risk related to the probable issuance on that date of $500,000 bonds in relation to the acquisition of Empire (note 9(e)). The change in fair value to February 13, 2017 resulted in a gain of $36,667. The effective portion of the hedge of $718 for the year ended December 31, 2017 was recorded in OCI while the ineffective portion was recorded in the consolidated statement of operations.
The Company is party to a 10-year forward-starting interest rate swap beginning on July 25, 2018 in order to reduce the interest rate risk related to the probable issuance on that date of a 10-year C$135,000 bond. The change in fair value resulted in a gain of $2,186 for the year ended December 31, 2017 (2016 - loss of $2,775), which is recorded in OCI. Subsequent to year end, the Company amended and extended the forward-starting date of the interest rate swap to begin on March 29, 2019.

25.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(ii)	Cash flow hedges (continued)
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2017	2016

Effective portion of cash flow hedge, gain	$8,004	$24,382
Amortization of cash flow hedge	(27)	(28)
Gain reclassified from AOCI	(6,351)	(4,639)
OCI attributable to shareholders of APUC	$1,626	$19,715

The Company expects $9,256 and $2,107 of unrealized gains currently in AOCI to be reclassified, net of taxes into non-regulated energy sales and interest expense, respectively, within the next twelve months, as the underlying hedged transactions settle.

(iii)	Foreign exchange hedge of net investment in foreign operation
The Company is exposed to currency fluctuations from its Canadian based operations. APUC manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases. APUC only enters into foreign exchange forward contracts with major North American financial institutions having a credit rating of A or better, thus reducing credit risk on these forward contracts.
The Company's Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollars transactions. The Company designates the amounts drawn on the Liberty Power Group’s revolving credit facility denominated in U.S. dollars in excess of the principal amount on the USD loans receivable from its equity investees as a hedge of the foreign currency exposure of its net investment in the Liberty Power Group’s U.S. operations. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $17,468 for the year ended December 31, 2017 (2016 - nil) was recorded in OCI.
Concurrent with its C$150,000, C$200,000 and C$300,000 debenture offerings in December 2012, January 2014, and January 2017, respectively, the Company entered into cross currency swaps, coterminous with the debentures, to effectively convert the Canadian dollar denominated offering into U.S. dollars. The Company designated the entire notional amount of the cross currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Liberty Power Group’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A gain of $19,063 (2016 - $3,932) was recorded in OCI in 2017.

(iv)	Other derivatives
The Company provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Hydroelectric Facility are expected to provide a portion of the energy required to service these customers, APUC anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy.
This risk is mitigated though the use of short-term financial forward energy purchase contracts which are classified as derivative instruments. The electricity derivative contracts are net settled fixed-for-floating swaps whereby APUC pays a fixed price and receives the floating or indexed price on a notional quantity of energy over the remainder of the contract term at an average rate, as per the following table. These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.

25.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives (continued)
The Company is exposed to interest rate fluctuations related to certain of its floating rate debt obligation, including certain project specific debt and its revolving credit facilities, its interest rate swaps as well as interest earned on its cash on hand. The Company currently hedges some of that risk (note 25(b)(ii)).
The Company is exposed to foreign exchange fluctuations related to U.S dollar denominated development loans from projects accounted for as equity investments (note 8(d)). This risk was mitigated through the use of currency forward contracts to sell $38,400 for C$47,225 between July 29, 2016 and September 29, 2016. As of December 31, 2017, these instruments had settled. This currency forward contract was not accounted for as a hedge.
The Company was exposed to foreign exchange fluctuations related to the acquisition of the Empire shares denominated in U.S dollar (note 3(a)). This risk was mitigated through the conversion to U.S. dollars of C$359,950 from the proceeds received on the initial instalment of convertible unsecured subordinated debentures (note 14) and the use of a currency forward contract to buy an amount of $567,665 for C$744,050 on January 31, 2017. This currency forward contract was not accounted for as a hedge. The settlement of the currency forward contract resulted in a total realized loss of $12,261 for the year ended December 31, 2017, which is recorded as a loss on foreign exchange in the consolidated statements of operations (2016 - gain of $13,396).
The Company is exposed to foreign exchange fluctuations related to the portion of its dividend declared and payable in U.S. dollars. This risk is mitigated through the use of currency forward contracts. For the year ended December 31, 2017, a loss on foreign exchange of $297 (2016 - $nil) was recorded in the consolidated statements of operations. These currency forward contracts are not accounted for as a hedge.
For derivatives that are not designated as hedges and for the ineffective portion of gains and losses on derivatives that are accounted for as hedges, the changes in the fair value are immediately recognized in earnings.
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2017	2016
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$(42)	$(322)
Currency forward contract	297	(14,775)
Commodity contracts	(2,885)	—
Total change in unrealized gain on derivative financial instruments	$(2,630)	$(15,097)
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	(144)	—
Energy derivative contracts	553	687
Currency forward contract	12,261	(1,125)
Total realized loss (gain) on derivative financial instruments	$12,670	$(438)
Loss (gain) on derivative financial instruments not accounted for as hedges	10,040	(15,535)
Ineffective portion of derivative financial instruments accounted for as hedges	600	1,164
	$10,640	$(14,371)
Amounts recognized in the consolidated statements of operations consist of:
Gain on derivative financial instruments	(1,918)	(11,889)
Loss (gain) on foreign exchange	12,558	(2,482)
	$10,640	$(14,371)

25.	Financial instruments (continued)

(c)	Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view of mitigating these risks to the extent possible on a cost effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk and liquidity risk, and how the Company manages those risks.
Credit risk
Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily cash and cash equivalents, accounts receivable, notes receivable and derivative instruments. The Company limits its exposure to credit risk with respect to cash equivalents by ensuring available cash is deposited with its senior lenders all of which have a credit rating of A or better. The Company does not consider the risk associated with the Liberty Power Group accounts receivable to be significant as over 90% of revenue from power generation is earned from large utility customers having a credit rating of BBB or better, and revenue is generally invoiced and collected within 45 days.
The remaining revenue is primarily earned by the Liberty Utilities Group which consists of water and wastewater, electric and gas utilities in the United States. In this regard, the credit risk related to the Liberty Utilities Group accounts receivable balances of $204,380 is spread over thousands of customers. The Company has processes in place to monitor and evaluate this risk on an ongoing basis including background credit checks and security deposits from new customers. In addition, the state regulators of the Liberty Utilities Group allow for a reasonable bad debt expense to be incorporated in the rates and therefore recovered from rate payers.
As of December 31, 2017, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2017
	C$	US $
Cash and cash equivalents and restricted cash	$26,259	$38,491
Accounts receivable	14,468	238,637
Allowance for doubtful accounts	—	(5,555)
Notes receivable	37,710	3,318
	$78,437	$274,891

In addition, the Company continuously monitors the creditworthiness of the counterparties to its foreign exchange, interest rate, and energy derivative contracts prior to settlement, and assesses each counterparty’s ability to perform on the transactions set forth in the contracts. The counterparties consist primarily of financial institutions. This concentration of counterparties may impact the Company’s overall exposure to credit risk, either positively or negatively, in that the counterparties may be similarly affected by changes in economic, regulatory or other conditions.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to ensure, to the extent possible, that it will always have sufficient liquidity to meet liabilities when due. As of December 31, 2017, in addition to cash on hand of $43,484 the Company had $913,399 available to be drawn on its senior debt facilities. Each of the Company’s revolving credit facilities contain covenants which may limit amounts available to be drawn.

25.	Financial instruments (continued)

(c)	Risk management (continued)
Liquidity risk (continued)
The Company’s liabilities mature as follows:

	Due less than 1 year		Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$222,977		$454,469	$514,124	$1,858,371	$3,049,941
Convertible Debentures	—	—	—	—	971	971
Advances in aid of construction	1,197		—	—	61,486	62,683
Interest on long-term debt	137,632		245,088	199,940	1,016,488	1,599,148
Purchase obligations	400,031		—	—	—	400,031
Environmental obligation	6,190		15,032	4,283	31,787	57,292
Derivative financial instruments:
Cross-currency swap	3,496		6,439	51,595	(4,118)	57,412
Interest rate swaps	8,460		—	—	—	8,460
Currency forward	344		—	—	—	344
Energy derivative and commodity contracts	1,825		825	—	77	2,727
Other obligations	35,846		—	—	87,897	123,743
Total obligations	$817,998		$721,853	$769,942	$3,052,959	$5,362,752